STATEMENT OF CASH FLOW - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit before income tax and social contribution		R$ 3,103,225	R$ 1,992,404	R$ 4,536,067
Adjustments to reconcile profit before income tax and social contribution to net cash generated by operating activities:
Depreciation and amortization		5,691,696	5,527,012	5,128,981
Share of loss of an associate		11,572
Residual value of property, plant and equipment and intangible written-off		51,913	(88,085)	32,411
Gain on sale of 51% of I-Systems (formerly FiberCo) (note 1)		(782,237)
Interest on asset retirement obligation		1,486	(284)	226
Provision for legal and administrative proceedings		278,789	333,724	547,691
Inflation adjustment on judicial deposits and legal and administrative proceedings		(27,768)	138,109	200,469
Interest, monetary and foreign exchange variations on loans and other financial adjustments		119,864	168,362	(950,675)
Interest on lease liabilities		858,259	910,691	821,463
Interest on lease receivable		56	(10,698)	(6,422)
Provision for expected credit losses		544,642	552,817	748,291
Long-term incentive plans		15,672	2,588	3,443
Total adjustments to reconcile income with net cash from operations		9,867,169	9,526,640	11,061,945
Decrease (increase) in operating assets
Trade accounts receivable		(583,346)	(390,087)	(1,027,131)
Recoverable taxes, charges and contributions		664,397	1,260,949	(1,601,276)
Inventories		44,050	(43,325)	(20,219)
Prepaid expenses		(134,893)	20,928	100,917
Judicial deposits		215,698	203,567	296,486
Other assets		41,610	(111,003)	5,059
Increase (decrease) in operating liabilities
Payroll and related charges		35,506	53,667	6,736
Suppliers		153,357	(818,989)	(401,200)
Taxes, charges and contributions payable		366,605	(320,674)	40,045
Authorizations payable		(8,604)	(10,871)	(100,182)
Payments for legal and administrative proceedings		(316,804)	(413,635)	(715,203)
Deferred revenues		(135,583)	(87,188)	(204,355)
Other liabilities		(116,981)	(126,530)	(215,063)
Cash generated by operations		10,092,181	8,743,449	7,226,559
Income tax and social contribution paid		(14,094)	(69,578)	(161,833)
Net cash flows from operating activities		10,078,087	8,673,871	7,064,726
Investing activities
Marketable securities		(2,502,030)	(1,428,888)	131,742
Cash from the sale of 51% of I-Systems (formerly FiberCo) (note 1)		1,096,294
Cash from the merger of TIM Participações			21,959
Additions to property, plant and equipment and intangible assets	[1]	(5,283,707)	(3,891,306)	(3,853,484)
Other derivatives			(161,429)
Proceeds received fromleases		47	4,879	9,100
Net cash flows used in investing activities		(6,689,396)	(5,454,785)	(3,712,642)
Financing activities
New loans		3,062,000	1,800,000	1,000,000
Amortization of loans		(1,710,935)	(1,806,922)	(723,500)
Interest paid on loans		78,952	72,643	96,649
Lease payments		(1,179,723)	(927,903)	(800,621)
Interest paid on lease liabilities		(832,928)	(794,391)	(785,091)
Proceeds from financing for the 5G license acquisition		843,020
Derivative financial instruments		216,197	27,070	32,761
Purchase of treasury shares, net of disposals		(11,069)		435
Dividends and interest on shareholders’ equity paid		(1,042,976)	(1,153,054)	(770,139)
Net cash flows used in financing activities		(735,366)	(2,927,843)	(2,142,804)
Increase in cash and cash equivalents		2,653,325	291,243	1,209,280
Cash and cash equivalents at the beginning of the year		2,575,290	2,284,048	1,075,530
Cash and cash equivalents at the end of the year		R$ 5,228,615	R$ 2,575,291	R$ 2,284,810

[1]	For the effects of the 5G acquisition with no cash impact, see note 40.